23 Post-employment Benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	R$ 11,074,608
Present value of net actuarial obligations, ending balance	11,820,185	R$ 11,074,608
Unified Plan [member]
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	6,638,462	5,914,764	R$ 5,352,894
Cost of services	578	560	589
Cost of interest	405,371	477,732	533,201
Benefits paid	(456,151)	(435,454)	(414,256)
Actuarial (gain) losses	172,564	680,860	442,336
Present value of net actuarial obligations, ending balance	6,760,824	6,638,462	5,914,764
Plan III [member]
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	3,046,536	2,145,661	1,734,568
Cost of services	2,018	4,098	9,604
Cost of interest	183,866	128,075	195,991
Benefits paid	(203,342)	(174,427)	(133,281)
Actuarial (gain) losses	315,645	943,129	338,779
Present value of net actuarial obligations, ending balance	3,344,723	3,046,536	2,145,661
Assistance Plan [member]
Actuarial Obligations [Roll Forward]
Present value of net actuarial obligations, beginning balance	1,389,610	1,140,605	1,035,957
Cost of services	20,854	14,306	11,633
Cost of interest	85,561	106,004	102,916
Benefits paid	(74)	(30)	(7)
Actuarial (gain) losses	218,687	128,725	(9,894)
Present value of net actuarial obligations, ending balance	R$ 1,714,638	R$ 1,389,610	R$ 1,140,605